Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Dec. 31, 2016		Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 2,200,812	¥ 2,083,000		¥ 2,082,996	¥ 2,081,600
Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	338,000	303,000
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	124,000	121,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		79,000	40,000
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	1,162,000	1,115,000
Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	10,000	11,000
Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	2,000	1,000
Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		254,000	262,000
Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		25,000	32,000
Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		111,000	98,000
Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	2,000	2,000
Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	7,000	8,000
Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		71,000	74,000
Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		16,000	16,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,683,000	1,600,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		78,000	44,000	[5]
Level 1 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	1,162,000	1,114,000
Level 1 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	10,000	10,000
Level 1 | Japan | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		254,000	262,000
Level 1 | Foreign | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		111,000	98,000
Level 1 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		68,000	72,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		180,000	180,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	124,000	121,000
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,000	(4,000)	[6]
Level 2 | Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]		1,000
Level 2 | Japan | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]		1,000
Level 2 | Japan | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	2,000	1,000
Level 2 | Japan | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		25,000	32,000
Level 2 | Foreign | Pooled funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	2,000	2,000
Level 2 | Foreign | Pooled funds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	7,000	8,000
Level 2 | Foreign | Government bonds | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,000	2,000
Level 2 | Foreign | Other | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 16,000	¥ 16,000

[1]	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
[2]	Investments in this class are measured at conversion value.
[3]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,115 billion and ¥1,162 billion at March 31, 2016 and 2017, respectively, which are well-diversified across industries.
[4]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
[5]	Amounts primarily include cash and short-term assets carried at fair value.
[6]	Amounts primarily include foreign exchange contracts carried at fair value.